Consolidated Schedule of Investments (unaudited) November 30, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.0%
Ambev SA	637,200	$2,720,114
BB Seguridade Participacoes SA	2,462,400	20,062,361
Equatorial Energia SA	3,600,000	17,573,020
Hapvida Participacoes e Investimentos SA(a)	507,400	6,684,053
Hypera SA	2,167,800	17,072,521
IRB Brasil Resseguros S/A	424,890	3,731,089
Magazine Luiza SA	1,243,500	13,242,865
Petrobras Distribuidora SA	1,343,600	9,037,198
Raia Drogasil SA	172,000	4,596,240
Rumo SA(b)	1,526,700	8,820,869
Sul America SA	554,100	6,970,314

		110,510,644

Chile — 1.9%
Aguas Andinas SA, Class A	29,458,484	12,010,907
Banco de Chile	534,299,861	54,097,431
Banco de Credito e Inversiones SA	99,732	4,446,980
Cia. Cervecerias Unidas SA	311,605	2,861,489
Enel Americas SA	26,642,051	5,099,140
SACI Falabella	5,955,516	23,838,449

		102,354,396

China — 28.5%
Agricultural Bank of China Ltd., Class A	31,147,798	16,039,236
Agricultural Bank of China Ltd., Class H	88,090,000	35,673,763
Alibaba Group Holding Ltd., ADR(b)	125,742	25,148,400
ANTA Sports Products Ltd.	2,762,000	25,969,557
AVIC Jonhon Optronic Technology Co. Ltd., Class A	1,209,086	6,625,082
Bank of Beijing Co. Ltd., Class A	11,191,524	8,851,396
Bank of China Ltd., Class A	37,815,000	19,526,234
Bank of China Ltd., Class H	118,502,000	47,535,535
Bank of Communications Co. Ltd., Class A	21,416,774	16,786,240
Bank of Communications Co. Ltd., Class H	12,728,000	8,357,692
Bank of Hangzhou Co. Ltd., Class A	5,774,193	7,154,136
Bank of Jiangsu Co. Ltd., Class A	13,267,814	13,022,556
Bank of Nanjing Co. Ltd., Class A	2,572,421	3,026,184
Bank of Ningbo Co. Ltd., Class A	1,722,696	6,513,455
Bank of Shanghai Co. Ltd., Class A	14,020,408	18,328,374
Beijing Capital International Airport Co. Ltd., Class H	8,828,000	8,345,591
Beijing Sinnet Technology Co. Ltd., Class A	1,707,173	4,650,440
Beijing Tiantan Biological Products Corp. Ltd., Class A	1,209,696	4,546,287
BOC Aviation Ltd.(a)	715,700	6,761,332
BOE Technology Group Co. Ltd., Class A	6,699,000	3,716,399
CGN Power Co. Ltd., Class H(a)	71,553,000	17,916,244
China CITIC Bank Corp. Ltd., Class H	22,819,000	12,476,806
China Construction Bank Corp., Class A	3,494,384	3,529,204
China Construction Bank Corp., Class H	4,884,000	3,887,109
China Ding Yi Feng Holdings Ltd.(b)(c)	3,300,000	42,158
China Everbright Bank Co. Ltd., Class H	19,412,000	8,382,046
China First Capital Group Ltd.(b)(c)	12,036,000	630,419
China Gas Holdings Ltd.	2,455,000	9,126,569
China Huishan Dairy Holdings Co. Ltd.(b)(c)	22,241,266	45,461
China International Travel Service Corp. Ltd., Class A	1,047,181	12,482,844
China Life Insurance Co. Ltd., Class H	1,895,000	4,788,490
China Mengniu Dairy Co. Ltd.	3,357,000	12,844,323
China Merchants Port Holdings Co. Ltd.	1,460,000	2,271,764
China Minsheng Banking Corp. Ltd., Class A	19,985,576	17,540,808
China Mobile Ltd.	9,087,000	68,491,329
China National Medicines Corp. Ltd., Class A	858,400	2,983,053
China Pacific Insurance Group Co. Ltd., Class A	799,160	3,893,517

Security	Shares	Value

China (continued)
China Petroleum & Chemical Corp., Class H	56,650,000	$31,770,752
China Railway Signal & Communication Corp. Ltd., Class H(a)	28,343,000	15,207,512
China Reinsurance Group Corp., Class H	109,763,000	17,387,643
China Resources Beer Holdings Co. Ltd.	5,062,000	26,513,621
China Resources Gas Group Ltd.	2,750,000	15,317,301
China Resources Power Holdings Co. Ltd.	3,978,000	5,173,395
China Shenhua Energy Co. Ltd., Class A	2,920,513	7,149,699
China Shipbuilding Industry Group Power Co. Ltd., Class A(b)	956,197	2,988,307
China South Publishing & Media Group Co. Ltd., Class A	2,042,841	3,365,045
China Telecom Corp. Ltd., Class H	111,792,000	42,273,236
China Tower Corp. Ltd., Class H(a)	35,990,000	7,356,392
China Unicom Hong Kong Ltd.	3,108,000	2,660,228
China Yangtze Power Co. Ltd., Class A	21,050,609	54,288,799
CITIC Ltd.	16,614,000	20,800,000
CNOOC Ltd.	2,550,000	3,700,680
COSCO SHIPPING Ports Ltd.	14,566,000	11,853,396
CRRC Corp. Ltd., Class H	10,714,000	7,048,909
Dali Foods Group Co. Ltd.(a)	5,872,000	3,990,807
Daqin Railway Co. Ltd., Class A	16,980,333	19,154,338
Dongfeng Motor Group Co. Ltd., Class H	8,082,000	7,764,254
ENN Energy Holdings Ltd.	1,206,400	13,100,061
Fiberhome Telecommunication Technologies Co. Ltd., Class A	1,324,382	4,687,178
Foshan Haitian Flavouring & Food Co. Ltd., Class A	206,495	3,142,389
Fuyao Glass Industry Group Co. Ltd., Class A	1,243,203	3,931,237
GCL System Integration Technology Co. Ltd., Class A(b)	5,833,900	5,095,363
GD Power Development Co. Ltd., Class A	11,718,600	3,767,315
Giant Network Group Co. Ltd., Class A	1,525,253	3,840,280
Glodon Co. Ltd., Class A	1,022,688	4,803,613
GOME Retail Holdings Ltd.(b)(d)	96,946,000	8,545,590
Gree Electric Appliances Inc. of Zhuhai, Class A	373,895	3,069,365
Guangdong Haid Group Co. Ltd., Class A	1,825,088	7,970,213
Guangdong Investment Ltd.	38,408,000	79,389,536
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1,469,983	6,567,922
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,607,694	7,087,168
Hengan International Group Co. Ltd.	2,879,500	19,018,256
HLA Corp. Ltd., Class A	3,301,503	3,606,789
Huadian Power International Corp. Ltd., Class H	8,326,000	3,031,408
Hualan Biological Engineering Inc., Class A	539,900	2,569,727
Huaneng Power International Inc., Class H	35,452,000	17,572,580
Huaxia Bank Co. Ltd., Class A	8,037,993	8,495,407
Industrial & Commercial Bank of China Ltd., Class A	3,935,500	3,241,352
Industrial & Commercial Bank of China Ltd., Class H	41,032,000	29,249,600
Industrial Bank Co. Ltd., Class A	6,932,912	18,629,252
Inner Mongolia Yitai Coal Co. Ltd., Class B	13,819,827	9,964,095
Jiangsu Expressway Co. Ltd., Class H	23,424,000	31,240,977
Jiangsu Hengrui Medicine Co. Ltd., Class A	715,743	8,745,770
Jinyu Bio-Technology Co. Ltd., Class A	1,293,304	3,456,807
Jointown Pharmaceutical Group Co. Ltd., Class A	2,109,178	4,053,371
Kunlun Energy Co. Ltd.	5,404,000	4,577,116
Kweichow Moutai Co. Ltd., Class A	34,090	5,474,806
Laobaixing Pharmacy Chain JSC, Class A	268,173	2,609,269
Lenovo Group Ltd.	26,478,000	17,487,945
Meituan Dianping, Class B(b)	441,500	5,820,676

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
NetEase Inc., ADR	33,904	$10,690,609
New Oriental Education & Technology Group Inc., ADR(b)	210,440	25,480,075
PetroChina Co. Ltd., Class A	3,923,700	3,120,006
PetroChina Co. Ltd., Class H	52,354,000	24,144,606
Ping An Insurance Group Co. of China Ltd., Class H	1,080,500	12,243,665
Postal Savings Bank of China Co. Ltd., Class H(a)	16,539,000	10,733,368
SAIC Motor Corp. Ltd., Class A	1,564,544	5,174,382
Sangfor Technologies Inc., Class A	156,600	2,530,567
SDIC Power Holdings Co. Ltd., Class A	6,573,772	7,826,865
Shandong Gold Mining Co. Ltd., Class A	3,018,163	12,918,516
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	4,216,000	5,089,738
Shanghai Jahwa United Co. Ltd., Class A	764,800	3,263,750
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	22,217,987	20,329,458
Shanghai M&G Stationery Inc., Class A	519,600	3,394,793
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	4,115,100	7,380,921
Shanghai Pudong Development Bank Co. Ltd., Class A	9,838,768	16,668,643
Shenzhen Airport Co. Ltd., Class A	2,340,400	3,142,750
Shenzhen Expressway Co. Ltd., Class H	13,406,000	17,879,805
Shenzhen International Holdings Ltd.	2,749,500	5,809,681
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	135,500	3,463,659
Shenzhou International Group Holdings Ltd.	2,810,400	37,051,934
Sichuan Chuantou Energy Co. Ltd., Class A	4,942,057	6,713,653
Sinopec Shanghai Petrochemical Co. Ltd., Class A	4,956,164	2,756,577
Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,428,000	2,890,838
Sinopharm Group Co. Ltd., Class H	2,734,400	9,029,956
Songcheng Performance Development Co. Ltd., Class A	1,376,055	5,351,581
Sun Art Retail Group Ltd.	6,128,500	6,936,669
Suning.com Co. Ltd., Class A	3,445,279	4,827,346
TAL Education Group, ADR(b)(d)	244,189	10,807,805
Tencent Holdings Ltd.	333,800	14,149,001
Topchoice Medical Corp., Class A(b)	372,199	5,482,959
TravelSky Technology Ltd., Class H	1,985,000	4,833,330
Uni-President China Holdings Ltd.	2,858,000	2,902,635
Visionox Technology Inc., Class A(b)	1,228,870	2,854,565
Want Want China Holdings Ltd.(d)	5,073,000	4,368,052
Wens Foodstuffs Group Co. Ltd., Class A	2,299,091	11,708,114
WuXi AppTec Co. Ltd., Class H(a)	224,800	2,609,061
Yum China Holdings Inc.	855,372	38,081,161
Yunnan Baiyao Group Co. Ltd., Class A	552,067	6,902,850
Zhaojin Mining Industry Co. Ltd., Class H	20,182,500	20,884,450
Zhejiang Supor Co. Ltd., Class A	247,285	2,525,631
Zhongjin Gold Corp. Ltd., Class A	3,942,668	4,396,975
Zhuzhou CRRC Times Electric Co. Ltd., Class H	727,900	2,487,474
Zijin Mining Group Co. Ltd., Class A	12,554,400	6,357,608
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,112,600	3,480,817
ZTE Corp., Class H(b)	1,935,000	5,154,067
ZTO Express Cayman Inc., ADR	175,920	3,743,578

		1,558,091,324

Czech Republic — 0.4%
CEZ AS	146,925	3,255,715
Komercni Banka AS	305,863	10,479,913
Moneta Money Bank AS(a)	2,587,623	8,598,090

		22,333,718

Security	Shares	Value

Egypt — 0.4%
Commercial International Bank Egypt SAE	4,806,761	$23,497,070

Greece — 0.7%
Hellenic Telecommunications Organization SA	406,172	6,108,611
Jumbo SA	200,614	4,025,786
Motor Oil Hellas Corinth Refineries SA	399,098	9,346,568
OPAP SA	463,992	5,709,430
Titan Cement International SA(b)	635,497	12,920,892

		38,111,287

Hungary — 0.9%
MOL Hungarian Oil & Gas PLC	1,822,367	17,632,710
OTP Bank Nyrt	203,682	9,598,602
Richter Gedeon Nyrt	1,145,539	21,967,605

		49,198,917

India — 8.6%
Asian Paints Ltd.	1,215,190	28,901,152
Bajaj Finance Ltd.	297,602	16,901,761
Bajaj Finserv Ltd.	138,765	17,622,357
Bharat Petroleum Corp. Ltd.	759,038	5,412,593
Bharti Infratel Ltd.	1,117,018	4,302,242
Britannia Industries Ltd.	489,296	20,855,485
Cipla Ltd.	433,242	2,818,526
Coal India Ltd.	1,077,664	3,083,332
Colgate-Palmolive India Ltd.	186,948	3,841,767
Dabur India Ltd.	4,176,080	26,725,748
Dr. Reddy’s Laboratories Ltd.	76,560	3,109,731
Eicher Motors Ltd.	9,083	2,897,115
HCL Technologies Ltd.	2,143,468	33,693,420
Hindustan Petroleum Corp. Ltd.	918,368	3,617,784
Hindustan Unilever Ltd.	1,408,773	39,968,994
Housing Development Finance Corp. Ltd.	444,826	14,244,663
Infosys Ltd.	4,812,039	46,710,066
InterGlobe Aviation Ltd.(a)	392,977	7,911,307
ITC Ltd.	733,990	2,521,068
Lupin Ltd.	266,540	2,974,807
Marico Ltd.	4,076,808	20,452,946
Maruti Suzuki India Ltd.	32,741	3,307,006
Nestle India Ltd.	44,161	8,897,730
Petronet LNG Ltd.	3,658,016	13,844,243
Pidilite Industries Ltd.	219,153	3,980,573
Power Grid Corp. of India Ltd.	2,721,452	7,333,078
Reliance Industries Ltd.	604,684	13,074,830
Sun Pharmaceutical Industries Ltd.	912,978	5,725,083
Tata Consultancy Services Ltd.	1,417,316	40,566,009
Tech Mahindra Ltd.	2,167,399	23,005,624
Titan Co. Ltd.	750,899	12,138,945
Wipro Ltd.	8,716,332	28,881,298

		469,321,283

Indonesia — 2.7%
Bank Central Asia Tbk PT	35,908,300	79,937,655
Gudang Garam Tbk PT	68,900	246,072
Hanjaya Mandala Sampoerna Tbk PT	1,555,100	213,337
Indofood CBP Sukses Makmur Tbk PT	14,950,300	12,003,697
Indofood Sukses Makmur Tbk PT	18,642,400	10,507,414
Telekomunikasi Indonesia Persero Tbk PT	75,495,900	21,035,015
Unilever Indonesia Tbk PT	8,574,500	25,410,429

		149,353,619

Malaysia — 5.7%
DiGi.Com Bhd	4,520,100	4,848,569

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Fraser & Neave Holdings Bhd	1,611,400	$13,403,576
HAP Seng Consolidated Bhd	8,627,600	20,450,913
Hong Leong Bank Bhd	5,178,000	20,952,520
IHH Healthcare Bhd	18,545,500	23,845,166
IOI Corp. Bhd	2,756,600	2,871,115
Kuala Lumpur Kepong Bhd	3,066,500	17,136,863
Malayan Banking Bhd	28,586,400	58,384,291
Maxis Bhd(d)	9,670,900	11,994,556
Nestle Malaysia Bhd	291,700	10,008,526
Petronas Chemicals Group Bhd	6,224,200	10,521,454
Petronas Dagangan Bhd	1,643,700	9,012,506
PPB Group Bhd	3,994,700	17,407,767
Public Bank Bhd	13,537,680	63,596,141
Tenaga Nasional Bhd	6,624,400	20,873,244
Westports Holdings Bhd	4,402,200	4,395,349

		309,702,556

Mexico — 1.3%
Arca Continental SAB de CV	2,860,000	15,177,186
Coca-Cola Femsa SAB de CV	783,300	4,503,709
Gruma SAB de CV, Series B	913,390	9,224,979
Infraestructura Energetica Nova SAB de CV	2,252,900	9,262,005
Wal-Mart de Mexico SAB de CV	11,544,700	32,245,021

		70,412,900

Pakistan — 0.1%
MCB Bank Ltd.	3,750,500	4,844,522

Peru — 1.1%
Cia. de Minas Buenaventura SAA, ADR	505,132	7,763,879
Credicorp Ltd.	246,463	52,050,521

		59,814,400

Philippines — 2.9%
Aboitiz Power Corp.	21,835,700	14,803,500
Bank of the Philippine Islands	16,302,398	27,574,360
BDO Unibank Inc.	12,659,063	37,816,506
International Container Terminal Services Inc.	5,232,370	12,726,969
Jollibee Foods Corp.	6,123,750	23,138,050
Manila Electric Co.	2,016,890	12,661,378
Metropolitan Bank & Trust Co.	6,185,653	8,064,538
Security Bank Corp.	1,911,010	7,709,477
SM Investments Corp.	166,185	3,466,616
Universal Robina Corp.	3,244,230	9,582,976

		157,544,370

Poland — 0.1%
Cyfrowy Polsat SA	731,148	5,219,481

Qatar — 2.9%
Barwa Real Estate Co.	22,709,903	21,138,466
Commercial Bank PSQC (The)	5,827,540	6,967,279
Masraf Al Rayan QSC	33,929,968	35,657,261
Qatar Electricity & Water Co. QSC	6,206,681	27,327,355
Qatar International Islamic Bank QSC	2,826,877	7,068,157
Qatar Islamic Bank SAQ	5,990,877	24,300,377
Qatar National Bank QPSC	6,574,327	34,545,051

		157,003,946

Russia — 0.6%
Polymetal International PLC	269,551	4,050,604
Polyus PJSC	169,346	18,157,201
Rosneft Oil Co. PJSC	1,422,690	9,762,040

Security	Shares	Value

Russia (continued)
Rosneft Oil Co. PJSC, GDR(e)	238,899	$1,619,735

		33,589,580

Saudi Arabia — 5.2%
Al Rajhi Bank	985,814	16,351,368
Alinma Bank	5,340,553	32,470,562
Bank AlBilad	1,449,593	9,973,200
Bank Al-Jazira	1,623,568	5,896,799
Bupa Arabia for Cooperative Insurance Co.	440,490	11,863,864
Co for Cooperative Insurance (The)(b)	617,536	11,494,403
Emaar Economic City(b)	1,147,668	2,785,008
Etihad Etisalat Co.(b)	1,732,691	10,386,905
Jarir Marketing Co.	1,123,420	47,393,345
Saudi Airlines Catering Co.	684,360	16,205,645
Saudi Arabian Fertilizer Co.	852,996	16,673,229
Saudi Basic Industries Corp.	1,398,678	33,941,253
Saudi Electricity Co.	2,315,177	12,520,477
Saudi Telecom Co.	1,815,525	45,121,848
Savola Group (The)(b)	378,762	3,171,500
Yanbu National Petrochemical Co.	610,566	8,157,162

		284,406,568

South Africa — 0.3%
AngloGold Ashanti Ltd.	732,826	13,706,792
Gold Fields Ltd.	909,610	4,776,803

		18,483,595

South Korea — 6.9%
BGF retail Co. Ltd.	29,673	4,220,517
Cheil Worldwide Inc.	247,278	4,951,213
CJ CheilJedang Corp.	15,101	3,170,679
CJ Logistics Corp.(b)(d)	65,076	8,677,535
DB Insurance Co. Ltd.	486,156	22,925,868
Fila Korea Ltd.(d)	54,618	2,386,055
GS Retail Co. Ltd.	116,413	3,755,099
Hyundai Glovis Co. Ltd.	44,979	5,731,143
Hyundai Marine & Fire Insurance Co. Ltd.	270,677	6,416,591
Hyundai Mobis Co. Ltd.	16,691	3,462,130
Kangwon Land Inc.	1,011,155	25,125,851
Kia Motors Corp.	317,039	11,608,972
Korea Electric Power Corp.(b)	311,830	7,365,751
KT&G Corp.	562,159	46,547,136
LG Uplus Corp.	499,564	5,667,492
Lotte Shopping Co. Ltd.	32,890	3,689,561
NAVER Corp.	123,452	17,977,178
NCSoft Corp.	44,628	18,627,273
Pearl Abyss Corp.(b)	16,478	2,585,085
S-1 Corp.	299,954	23,769,796
Samsung Biologics Co. Ltd.(a)(b)	12,025	4,006,127
Samsung Electronics Co. Ltd.	657,306	27,991,781
Samsung Fire & Marine Insurance Co. Ltd.	129,828	25,555,611
Samsung Life Insurance Co. Ltd.	335,687	20,348,973
SK Hynix Inc.	226,647	15,523,636
SK Telecom Co. Ltd.	217,705	45,341,769
Woongjin Coway Co. Ltd.	130,453	9,895,939

		377,324,761

Taiwan — 16.8%
Accton Technology Corp.	742,000	3,866,800
Advantech Co. Ltd.	3,771,333	37,020,509
Asustek Computer Inc.	3,115,000	23,533,128
AU Optronics Corp.	23,851,000	6,863,597
Cathay Financial Holding Co. Ltd.	4,955,034	6,772,256

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Chicony Electronics Co. Ltd.	10,991,455	$31,882,262
China Development Financial Holding Corp.	24,299,000	7,733,183
Chunghwa Telecom Co. Ltd.	22,604,000	83,717,147
Compal Electronics Inc.	38,498,000	23,721,748
E.Sun Financial Holding Co. Ltd.	39,980,701	35,446,091
Eva Airways Corp.	9,587,685	4,399,390
Far EasTone Telecommunications Co. Ltd.	30,612,000	73,343,184
First Financial Holding Co. Ltd.	112,789,437	84,840,222
Formosa Petrochemical Corp.	3,526,000	11,094,410
Formosa Plastics Corp.	3,504,840	11,165,679
Hua Nan Financial Holdings Co. Ltd.	79,928,310	56,847,457
Lite-On Technology Corp.	11,921,752	18,911,942
Mega Financial Holding Co. Ltd.	18,358,000	18,231,343
Pou Chen Corp.	4,643,000	6,049,040
Powertech Technology Inc.	3,422,000	10,554,078
President Chain Store Corp.	3,834,000	38,389,636
Quanta Computer Inc.	4,045,000	7,994,412
Standard Foods Corp.	2,465,476	5,357,535
Synnex Technology International Corp.	17,313,000	20,910,311
Taiwan Business Bank	45,984,147	18,839,476
Taiwan Cooperative Financial Holding Co. Ltd.	123,362,631	83,898,153
Taiwan High Speed Rail Corp.	11,105,000	13,084,831
Taiwan Mobile Co. Ltd.	22,020,000	82,636,797
Taiwan Semiconductor Manufacturing Co. Ltd.	6,143,000	61,408,859
Uni-President Enterprises Corp.	4,377,000	10,400,764
United Microelectronics Corp.	7,573,000	3,710,734
WPG Holdings Ltd.	15,481,440	19,256,343

		921,881,317

Thailand — 7.7%
Advanced Info Service PCL, NVDR	3,217,000	22,569,835
Airports of Thailand PCL, NVDR	26,117,300	65,255,436
Bangkok Dusit Medical Services PCL, NVDR	54,063,000	44,012,569
Bangkok Expressway & Metro PCL, NVDR	100,294,900	35,846,279
BTS Group Holdings PCL, NVDR	124,654,400	56,515,770
Bumrungrad Hospital PCL, NVDR	3,974,500	17,822,280
Central Pattana PCL, NVDR	1,698,000	3,497,990
CP ALL PCL, NVDR	21,674,100	54,512,504
Electricity Generating PCL, NVDR	2,796,700	31,930,554
Home Product Center PCL, NVDR	37,609,300	20,536,227
Intouch Holdings PCL, NVDR	9,814,800	19,082,303
Kasikornbank PCL, NVDR	706,300	3,622,950
Krung Thai Bank PCL, NVDR	40,654,800	22,064,655
Minor International PCL, NVDR	4,656,800	5,933,211
Robinson PCL, NVDR	2,813,200	6,121,218
Siam Cement PCL (The), NVDR	658,800	8,306,538
Thai Union Group PCL, NVDR	10,937,500	4,995,036

		422,625,355

Security	Shares	Value

United Arab Emirates — 1.9%
DP World PLC	93,494	$1,172,415
Dubai Islamic Bank PJSC	5,419,044	7,819,156
Emaar Development PJSC	244,287	239,422
Emirates Telecommunications Group Co. PJSC	9,929,107	44,061,485
First Abu Dhabi Bank PJSC	12,894,335	53,358,532

		106,651,010

Total Common Stocks — 99.6% (Cost: $4,951,474,123)		5,452,276,619

Preferred Stocks

Brazil — 0.1%
Telefonica Brasil SA, Preference Shares, NVS	466,000	6,199,300

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	4,887,700	2,744,626
Transneft PJSC, Preference Shares, NVS	1,059	2,799,503

		5,544,129

Total Preferred Stocks — 0.2% (Cost: $10,882,260)		11,743,429

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(f)(g)(h)	20,965,906	20,974,293

Total Short-Term Investments — 0.4% (Cost: $20,966,972)		20,974,293

Total Investments in Securities — 100.2% (Cost: $4,983,323,355)		5,484,994,341

Other Assets, Less Liabilities — (0.2)%		(12,239,845)

Net Assets — 100.0%		$5,472,754,496

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Consolidated Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Edge MSCI Min Vol Emerging Markets ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	34,271,854	(13,305,948)	20,965,906	$20,974,293	$95,822	(a)	$1,271	$(3,972)
BlackRock Cash Funds: Treasury, SL Agency Shares	16,273,000	(16,273,000)	—	—	49,041		—	—

				$20,974,293	$144,863		$1,271	$(3,972)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	44	12/20/19	$2,284	$1,481

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,451,558,581	$—	$718,038	$5,452,276,619
Preferred Stocks	11,743,429	—	—	11,743,429
Money Market Funds	20,974,293	—	—	20,974,293

	$5,484,276,303	$—	$718,038	$5,484,994,341

Derivative financial instruments(a)
Assets
Futures Contracts	$1,481	$—	$—	$1,481

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares